Note 3 - Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Details
Net Loss	$ 752,485	$ 257,480	$ 2,952,527	$ 576,014	$ 14,630,920